Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations	12 Months Ended
Dec. 31, 2020
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations

5.    NON-CURRENT ASSETS OR DISPOSAL GROUPS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS AND DISCONTINUED OPERATIONS

5.1. Operation Central Rio Negro (CODENSA).

In October 2018, Codensa’s Board of Directors approved the start of the sale process of the Small Hydroelectric Power Plant PCH Rio Negro (the “Río Negro SHP”).

The Rio Negro SHP was received as a result of the merger with Empresa de Energía de Cundinamarca, or EEC, in 2016. Considering that Codensa was constituted after 1992, the restriction of vertical integration is applicable and therefore it cannot operate or commercially represent any generation asset. Due to the above, the SHP was operated by Emgesa S.A. E.S.P. under a usufruct agreement.

After a selling process in 2019, the transaction was successfully carried out with the signing of the asset’s purchase/sales contract on December 26, 2019. 82% of the agreed purchase price was effectively collected by Codensa and the balance is subject to the total transfer of real estate, whose process is in progress.

Taking into account the sales process and what is established in IFRS 5 “Non-current assets held for sale and discontinued operations”, prior to the classification as non-current asset held for sale, the PCH was recorded at fair value. During 2019, there were additions due to mandatory compliance with environmental issues and fair value was updated.

As of June 30, 2020, assets and liabilities held for sale were derecognized, since to date Codensa does not have control over the transferred assets.

Non-current assets and liabilities held for sale as of December 31, 2019, are detailed as follows:

12.31.2019
ThUS$

Property, plant and equipment	11,326

TOTAL NON-CURRENT ASSETS	11,326

Other non-current non-financial liabilities	3,791

TOTAL NON-CURRENT LIABILITIES	3,791